ACCOUNTS PAYABLE AND OTHER (Tables)	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and other

(US$ MILLIONS)	June 30, 2019	December 31, 2018
Current
Accounts payable	$2,882	$1,819
Accrued and other liabilities (1) (2) (4) (5)	4,730	3,498
Work in progress (3)	1,424	1,637
Provisions and decommissioning liabilities	410	234
Total current	$9,446	$7,188
Non-current
Accounts payable	$99	$97
Accrued and other liabilities (2) (4) (5)	3,978	1,206
Work in progress (3)	58	71
Provisions and decommissioning liabilities	849	520
Total non-current	$4,984	$1,894
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(1)	Includes bank overdrafts of $940 million as at June 30, 2019 (December 31, 2018: $581 million).

(2)
Includes a defined benefit pension obligation of $592 million ($15 million current and $577 million non-current) and a post-retirement benefit obligation of $74 million ($5 million current and $69 million non-current) as at June 30, 2019.

(3)	See Note 15 for additional information.

(4)	Includes lease liabilities of $1,215 million ($209 million current and $1,006 million non-current) as at June 30, 2019.

(5)	Includes financial liabilities of $1,735 million ($87 million current and $1,648 million non-current) as at June 30, 2019 related to the sale and leaseback of hospitals as described below.